Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Short term deposit	18,596	9,158
Current accounts	9,128	12,452
Total cash and cash equivalents	27,724	21,610